Consolidated Statements of Changes of Shareholders’ Equity (Deficit) (Parentheticals)	Jul. 03, 2023 shares
Statement of Stockholders' Equity [Abstract]
Retroactive effect shares issued	11,250,000
Retroactive effect shares outstanding	11,250,000
Number of shares stock split	1-to-1.6